INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)
Major components of tax expense (income) [abstract]
Current expense	$ 225		$ 0
Prior year adjustments	175		0
Current tax	400		0
Origination and reversal of temporary differences	(11,809)		(27,244)
Change in tax rate and rate differences	0		1,292
Change in unrecognized temporary differences	11,750		26,026
Prior year adjustments	(429)		(74)
Deferred tax	(488)		0
Total income tax recovery	$ (88)	$ (88)	$ 0	$ 0